Corporate Information	12 Months Ended
Dec. 31, 2023
Business Description [Abstract]
Corporate Information
1	CORPORATE INFORMATION
AMTD IDEA Group (the “Company”) is a limited liability company incorporated in Cayman Islands on February 4, 2019. The Company completed its initial public offering on New York Stock Exchange on August 5, 2019 and its shares are listed on Singapore Exchange on April 8, 2020.
The Company is an investment holding company. The Company and its subsidiaries (collectively referred to as the “Group”) are involved in the provision of capital market solutions services, digital solutions and other services, fashion, arts and luxury media advertising and marketing services, and strategic investment.
The Company’s immediate holding company is AMTD Group Inc. (formerly known as AMTD Group Company Limited) (“AMTD Group”), a company incorporated in the British Virgin Islands (“BVI”).
Information about principal subsidiaries
Particulars of the Company’s principal subsidiaries are as follows:

Name	Place of incorporation	Issued and registered share capital#	Percentage of equity and voting rights attributable to the Company						Principal activities
			2021		2022		2023
			Direct	Indirect	Direct	Indirect	Direct	Indirect
AMTD International Holding Group Limited) (“AMTD IHG”)	Hong Kong (“HK”)	HK$500,000	100%	—	100%	—	100%	—	Investment holding
AMTD Strategic Investment Limited	HK	HK$1	—	100%	—	100%	—	100%	Strategic investment
AMTD Overseas Limited	HK	HK$1	—	100%	—	100%	—	100%	Strategic investment
AMTD Investment Inc.	Cayman Islands	US$1	100%	—	100%	—	100%	—	Investment holding
AMTD Strategic Investment (BVI) Limited	BVI	US$1	—	100%	—	100%	—	100%	Investment holding
AMTD IDEA International Limited	BVI	US$1	—	100%	—	100%	—	100%	Investment holding
L’Officiel Inc. SAS (“L’Officiel”)	France	EUR6,960,100	—	—	—	100%	—	97.1%	Investment holding and provision of fashion and luxury media advertising, art and marketing services
The Art Newspaper SA	Switzerland	CHF1,400,000	—	—	—	—	—	97.1%	Investment holding and provision of fashion, arts and luxury media advertising and marketing services
AMTD Digital Inc. (“AMTD Digital”)*	Cayman Islands	US$7,658	—	—	84.9%	—	85.2%	—	Investment holding
AMTD Risk Solutions Group Limited	HK	HK$500,000	—	—	—	84.9%	—	85.2%	Provision of digital solutions and other services

Name	Place of incorporation	Issued and registered share capital#	Percentage of equity and voting rights attributable to the Company						Principal activities
			2021		2022		2023
			Direct	Indirect	Direct	Indirect	Direct	Indirect

AMTD Assets Group (“AMTD Assets”)*	Cayman Islands	US$10,410	—	—	—	—	—	81.9%	Investment holding
AMTD World Media and Entertainment Group	Cayman Islands	US$182,839,871	—	—	—	84.9%	97.1%	—	Provision of media and entertainment business and investment holding

*
During the year ended December 31, 2022 and 2023, the Company acquired AMTD Digital and AMTD Assets, respectively, and became subsidiary of the Group. Since the Group, AMTD Digital and AMTD Assets are under common control of AMTD Group, the acquisition of AMTD Digital and AMTD Assets has been accounted for as business combination under common control which has been detailed in Note 2.

#	All amounts in dollars in this note only.

The consolidated financial statements have been prepared on a historical cost basis, except for financial assets at fair value through profit or loss, derivative financial assets and derivative financial liability which are measured at fair value. The consolidated financial statements are presented in United States Dollars (“US$”) unless otherwise stated.